UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          March 30, 2010


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                 32

Form 13F Information Table Value Total:             $117,081,000
                                                     (thousands)




List of Other Included Managers:




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
ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Ishares Tr Lehman   U S Aggreg    AGG    464287226       1,705,666.00     1,406       Yes        No                       No
IShares Lehman Inter              CIU    464288638         228,844.00       950       Yes        No                       No
Barclays Bk Plc Ipath Index Lk    DJP    06738C778       1,382,106.00        20       Yes        No                       No
iShares MSCI Emerging Markets     EEM    464287234       5,583,641.00       213       Yes        No                       No
Ishares Trust EAFE Index Fund     EFA    464287465      29,855,143.00     1,040       Yes        No                       No
Ishares Trust MSCI Index          EFG    464288885         319,392.96     5,639       Yes        No                       No
Ishares Tr Msci Eafe Value Ind    EFV    464288877         310,788.40     6,136       Yes        No                       No
Ishares Inc Msci Brazil Index     EWZ    464286400          16,200.80       220       Yes        No                       No
IShares IBoxx High Yield Cap B    HYG    464288513          38,175.84       432       Yes        No                       No
Ishares Tr Dow Jones US Region    IAT    464288778         233,155.00       151       Yes        No                       No
Ishares Comex Gold                IAU    464285105          32,709.00       300       Yes        No                       No
Ishares Tr Cohen & Steers Real    ICF    464287564       2,549,351.00       222       Yes        No                       No
Ishares Tr S&P Smallcap           IJR    464287804         572,843.00        53       Yes        No                       No
iShares S&P 500 Barra Value Fu    IVE    464287408         542,016.00     9,600       Yes        No                       No
iShares S&P 500 Barra Growth F    IVW    464287309          26,664.00       315       Yes        No                       No
Ishares Tr  Russell Microcap      IWC    464288869         563,626.00       390       Yes        No                       No
iShares Russell 1000 Val          IWD    464287598      28,174,708.00       552       Yes        No                       No
iShares Russell 1000 Gwt          IWF    464287614      23,857,473.00       140       Yes        No                       No
iShares Russell 2000              IWM    464287655         236,942.00       119       Yes        No                       No
iShares Russell 2000 Value Ind    IWN    464287630      10,606,045.00        43       Yes        No                       No
Ishares Russell 2000 Growth In    IWO    464287481       8,779,878.00       242       Yes        No                       No
Ishares Tr Russell Midcap Valu    IWS    464287473         152,447.00     1,080       Yes        No                       No
Ishares Trust USD                 IYR    464287739         566,558.00  1,481.93       Yes        No                       No
Ishares Tr Large Growth Index     JKE    464287119         172,918.00     2,492       Yes        No                       No
Ishares Tr Small Growth Index     JKK    464288604           7,059.00        22       Yes        No                       No
Ishares Tr Small Value Index F    JKL    464288703          55,099.00       633       Yes        No                       No
Ishares Tr Kld Select Social      KLD    464288802         156,628.00     1,445       Yes        No                       No
Ishares GS Investop Corp BD       LQD    464287242          26,442.50       250       Yes        No                       No
IShares S&P Natl Muni BD FD       MUB    464288414         101,440.60       982       Yes        No                       No
IShares Barclays Short Trea Bo    SHV    464288679         108,216.40       982       Yes        No                       No
Ishares Tr  1-3 Yr  Treas Inde    SHY    464287457          18,091.29       217       Yes        No                       No
iShares S&P Short Term Nationa    SUB    464288158         100,446.72       957       Yes        No                       No
